Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the tax charge
Net (loss) income before taxes	$ (90,192)	$ 69,145	$ 134,594
Net (loss) income not subject to taxes	(114,251)	(121,917)	269,581
Net (loss) income subject to taxes	24,059	191,062	(134,987)
At applicable statutory tax rates	6,812	43,139	(43,032)
Permanent differences	(11,444)	(44,706)	(17,718)
Adjustments related to currency differences	(14,044)	(9,514)	70,654
Temporary differences for which no deferred tax asset was recognized	705	1,363	205
Valuation allowance	24,673
Prior year current taxes accrued	(23)		3,683
Tax (recovery) expense related to current year	$ 6,679	$ (9,718)	$ 13,792